UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21655

A T Funds Investment Trust
300 Pacific Coast Highway, Suite 305
Huntington Beach, California 92648
(714) 969-0521

Alexander L. Popof
300 Pacific Coast Highway, Suite 305
Huntington Beach, California 92648

Date of fiscal year end: March 31

Date of reporting period: July 1, 2007- June 30, 2008

Item 1. Proxy Voting Record.

Name of Fund:	A T Fund of Funds
Period:	July 1, 2007 - June 30, 2008

Company Name	Meeting Date	CUSIP	Ticker
Pursuit Capital Management Fund I LP	10/2/2007	N/A	N/A
Vote	Management Recommendation	Proposal	Proposed by Issuer or Security Holder
Against	For	Recommit to one year lockup of capital.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

A T Funds Investment Trust

By (Signature and Title) /s/ Mark G. Torline
Mark G. Torline,
Chief Executive Officer

Date: 8/26/2008